UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-9637
                                   811-9739

Name of Fund: Merrill Lynch Large Cap Value Fund
              Master Large Cap Value Portfolio

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Large Cap Value Fund and Master Large Cap Value Portfolio, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 05/01/06 - 07/31/06

Item 1 - Schedule of Investments

Merrill Lynch Large Cap Value Fund of  Merrill Lynch Large Cap Series Funds,
Inc.
Schedule of Investments as of July 31, 2006

                                 Beneficial
                                   Interest   Mutual Funds                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                            $ 2,488,026,473   Master Large Cap Value Portfolio                                      $ 3,043,631,393
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Mutual Funds (Cost - $2,711,741,447) - 100.1%                     3,043,631,393
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Investments (Cost - $2,711,741,447) - 100.1%                      3,043,631,393

                                              Liabilities in Excess of Other Assets - (0.1%)                             (2,102,622)
                                                                                                                    ---------------
                                              Net Assets - 100.0%                                                   $ 3,041,528,771
                                                                                                                    ===============

Master Large Cap Value Portfolio of Master Large Cap Series Trust
Schedule of Investments as of July 31, 2006

                                                                Shares
Sector                   Industry                                 Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Consumer                 Auto Components - 0.6%              1,640,000   The Goodyear Tire & Rubber Co. (c)(d)       $   18,040,000
Discretionary - 9.7%     ----------------------------------------------------------------------------------------------------------
                         Hotels, Restaurants &                 380,000   Darden Restaurants, Inc. (d)                    12,844,000
                         Leisure - 0.4%
                         ----------------------------------------------------------------------------------------------------------
                         Leisure Equipment &                   830,000   Hasbro, Inc.                                    15,521,000
                         Products - 0.5%
                         ----------------------------------------------------------------------------------------------------------
                         Media - 2.4%                          830,000   Clear Channel Communications, Inc. (d)          24,028,500
                                                             1,660,000   Walt Disney Co. (d)                             49,285,400
                                                                                                                     --------------
                                                                                                                         73,313,900
                         ----------------------------------------------------------------------------------------------------------
                         Multiline Retail - 2.5%             1,060,000   Dillard's, Inc. Class A                         31,831,800
                                                               220,000   Dollar Tree Stores, Inc. (c)                     5,852,000
                                                               440,000   JC Penney Co., Inc.                             27,702,400
                                                               340,000   Nordstrom, Inc. (d)                             11,662,000
                                                                                                                     --------------
                                                                                                                         77,048,200
                         ----------------------------------------------------------------------------------------------------------
                         Specialty Retail - 3.3%               760,000   AnnTaylor Stores Corp. (c)(d)                   31,205,600
                                                               460,000   AutoNation, Inc. (c)(d)                          9,062,000
                                                             1,270,000   Circuit City Stores, Inc.                       31,115,000
                                                               780,000   Office Depot, Inc. (c)                          28,119,000
                                                                                                                     --------------
                                                                                                                         99,501,600
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Consumer Discretionary                   296,268,700
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 2.7%  Beverages - 0.8%                      710,000   Pepsi Bottling Group, Inc.                      23,607,500
                         ----------------------------------------------------------------------------------------------------------
                         Food Products - 1.5%                1,030,000   Archer-Daniels-Midland Co. (d)                  45,320,000
                         ----------------------------------------------------------------------------------------------------------
                         Household Products - 0.4%             190,000   The Procter & Gamble Co.                        10,678,000
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Consumer Staples                          79,605,500
-----------------------------------------------------------------------------------------------------------------------------------
Energy - 20.2%           Oil, Gas & Consumable                 910,000   Anadarko Petroleum Corp.                        41,623,400
                         Fuels - 20.2%                         380,000   Apache Corp. (d)                                26,778,600
                                                               230,000   Chevron Corp. (d)                               15,129,400
                                                               710,000   ConocoPhillips                                  48,734,400
                                                               520,000   Devon Energy Corp. (d)                          33,612,800
                                                             3,120,000   Exxon Mobil Corp.                              211,348,800
                                                               570,000   Hess Corp. (d)                                  30,153,000
                                                               510,000   Marathon Oil Corp.                              46,226,400
                                                               500,000   Occidental Petroleum Corp. (d)                  53,875,000
                                                               370,000   Sunoco, Inc.                                    25,729,800
                                                               430,000   Tesoro Corp.                                    32,164,000
                                                               750,000   Valero Energy Corp.                             50,572,500
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Energy                                   615,948,100
-----------------------------------------------------------------------------------------------------------------------------------
Financials - 26.2%       Capital Markets - 7.5%                550,000   AG Edwards, Inc. (d)                            29,678,000
                                                               280,000   The Bear Stearns Cos., Inc.                     39,723,600
                                                               250,000   Goldman Sachs Group, Inc. (d)                   38,187,500
                                                               790,000   Janus Capital Group, Inc.                       12,790,100
                                                               700,000   Lehman Brothers Holdings, Inc. (d)              45,465,000
                                                               930,000   Morgan Stanley                                  61,845,000
                                                                                                                     --------------
                                                                                                                        227,689,200
                         ----------------------------------------------------------------------------------------------------------

Master Large Cap Value Portfolio of Master Large Cap Series Trust
Schedule of Investments as of July 31, 2006

                                                                Shares
Sector                   Industry                                 Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                         Diversified Financial                 970,000   Bank of America Corp.                       $   49,984,100
                         Services - 7.5%                       130,000   CIT Group, Inc.                                  5,968,300
                                                             1,340,000   Citigroup, Inc.                                 64,735,400
                                                             2,340,000   JPMorgan Chase & Co. (d)                       106,750,800
                                                                                                                     --------------
                                                                                                                        227,438,600
                         ----------------------------------------------------------------------------------------------------------
                         Insurance - 8.8%                      410,000   AMBAC Financial Group, Inc. (d)                 34,075,100
                                                               390,000   The Allstate Corp. (d)                          22,159,800
                                                               360,000   American Financial Group, Inc.                  15,159,600
                                                               440,000   CNA Financial Corp. (c)(d)                      14,938,000
                                                               290,000   The Hanover Insurance Group, Inc.               13,421,200
                                                               270,000   Nationwide Financial Services, Inc.
                                                                         Class A (d)                                     12,171,600
                                                               400,000   Old Republic International Corp.                 8,508,000
                                                               450,000   Principal Financial Group, Inc. (d)             24,300,000
                                                               590,000   Prudential Financial, Inc. (d)                  46,397,600
                                                               290,000   Safeco Corp. (d)                                15,578,800
                                                               650,000   The St. Paul Travelers Cos., Inc.               29,770,000
                                                               870,000   W.R. Berkley Corp. (d)                          31,320,000
                                                                                                                     --------------
                                                                                                                        267,799,700
                         ----------------------------------------------------------------------------------------------------------
                         Thrifts & Mortgage                    810,000   Hudson City Bancorp, Inc.                       10,505,700
                         Finance - 2.4%                        550,000   MGIC Investment Corp. (d)                       31,300,500
                                                               750,000   The PMI Group, Inc. (d)                         31,845,000
                                                                                                                     --------------
                                                                                                                         73,651,200
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Financials                               796,578,700
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 12.4%      Health Care Providers                 630,000   Aetna, Inc.                                     19,838,700
                         & Services - 6.5%                     810,000   AmerisourceBergen Corp.                         34,830,000
                                                               460,000   Cardinal Health, Inc.                           30,820,000
                                                               410,000   Caremark Rx, Inc.                               21,648,000
                                                               430,000   Health Net, Inc. (c)                            18,047,100
                                                               360,000   Humana, Inc. (c)                                20,134,800
                                                               550,000   McKesson Corp. (d)                              27,714,500
                                                               340,000   WellPoint, Inc. (c)                             25,330,000
                                                                                                                     --------------
                                                                                                                        198,363,100
                         ----------------------------------------------------------------------------------------------------------
                         Health Care Technology - 0.8%       2,040,000   Emdeon Corp. (c)(d)                             24,541,200
                         ----------------------------------------------------------------------------------------------------------
                         Life Sciences Tools &                 990,000   Applera Corp. - Applied Biosystems
                         Services - 1.1%                                 Group                                           31,828,500
                         ----------------------------------------------------------------------------------------------------------
                         Pharmaceuticals - 4.0%              1,900,000   King Pharmaceuticals, Inc. (c)(d)               32,338,000
                                                             1,510,000   Merck & Co., Inc.                               60,807,700
                                                             1,120,000   Pfizer, Inc.                                    29,108,800
                                                                                                                     --------------
                                                                                                                        122,254,500
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Health Care                              376,987,300
-----------------------------------------------------------------------------------------------------------------------------------

Master Large Cap Value Portfolio of Master Large Cap Series Trust
Schedule of Investments as of July 31, 2006

                                                                Shares
Sector                   Industry                                 Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Industrials - 10.8%      Aerospace & Defense - 2.6%            390,000   Honeywell International, Inc.               $   15,093,000
                                                               430,000   Northrop Grumman Corp.                          28,461,700
                                                               780,000   Raytheon Co.                                    35,154,600
                                                                                                                     --------------
                                                                                                                         78,709,300
                         ----------------------------------------------------------------------------------------------------------
                         Airlines - 0.9%                     1,330,000   AMR Corp. (c)(d)                                29,260,000
                         ----------------------------------------------------------------------------------------------------------
                         Commercial Services &                 500,000   Manpower, Inc.                                  29,740,000
                         Supplies - 2.0%                       890,000   Waste Management, Inc.                          30,598,200
                                                                                                                     --------------
                                                                                                                         60,338,200
                         ----------------------------------------------------------------------------------------------------------
                         Electrical Equipment - 0.7%           100,000   Rockwell Automation, Inc. (d)                    6,198,000
                                                               310,000   Thomas & Betts Corp. (c)                        14,672,300
                                                                                                                     --------------
                                                                                                                         20,870,300
                         ----------------------------------------------------------------------------------------------------------
                         Industrial Conglomerates - 0.8%       730,000   General Electric Co.                            23,863,700
                         ----------------------------------------------------------------------------------------------------------
                         Machinery - 1.8%                      270,000   Cummins, Inc. (d)                               31,590,000
                                                               430,000   SPX Corp. (d)                                   23,499,500
                                                                                                                     --------------
                                                                                                                         55,089,500
                         ----------------------------------------------------------------------------------------------------------
                         Road & Rail - 2.0%                    470,000   CSX Corp. (d)                                   28,519,600
                                                                40,000   Norfolk Southern Corp.                           1,736,800
                                                               600,000   Ryder System, Inc.                              30,240,000
                                                                                                                     --------------
                                                                                                                         60,496,400
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Industrials                              328,627,400
-----------------------------------------------------------------------------------------------------------------------------------
Information              Communications Equipment - 1.4%        80,000   Avaya, Inc. (c)                                    740,800
Technology - 13.2%                                           1,600,000   Motorola, Inc.                                  36,416,000
                                                               650,000   Tellabs, Inc. (c)                                6,110,000
                                                                                                                     --------------
                                                                                                                         43,266,800
                         ----------------------------------------------------------------------------------------------------------
                         Computers & Peripherals - 2.5%      1,480,000   Hewlett-Packard Co. (d)                         47,226,800
                                                               400,000   NCR Corp. (c)                                   12,856,000
                                                               860,000   Western Digital Corp. (c)(d)                    15,084,400
                                                                                                                     --------------
                                                                                                                         75,167,200
                         ----------------------------------------------------------------------------------------------------------
                         Electronic Equipment                  860,000   Vishay Intertechnology, Inc. (c)                12,065,800
                         & Instruments - 0.4%
                         ----------------------------------------------------------------------------------------------------------
                         IT Services - 1.7%                    570,000   Ceridian Corp. (c)                              13,685,700
                                                                90,000   CheckFree Corp. (c)                              4,005,000
                                                               660,000   Computer Sciences Corp. (c)                     34,577,400
                                                                                                                     --------------
                                                                                                                         52,268,100
                         ----------------------------------------------------------------------------------------------------------
                         Office Electronics - 1.2%           2,610,000   Xerox Corp. (c)                                 36,774,900
                         ----------------------------------------------------------------------------------------------------------
                         Semiconductors &                    2,120,000   Atmel Corp. (c)                                 10,154,800
                         Semiconductor Equipment - 2.0%      1,230,000   Intersil Corp. Class A                          28,917,300
                                                             2,750,000   LSI Logic Corp. (c)                             22,550,000
                                                                                                                     --------------
                                                                                                                         61,622,100
                         ----------------------------------------------------------------------------------------------------------

Master Large Cap Value Portfolio of Master Large Cap Series Trust
Schedule of Investments as of July 31, 2006

                                                                Shares
Sector                   Industry                                 Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                         Software - 4.0%                     2,350,000   BEA Systems, Inc. (c)(d)                    $   27,589,000
                                                             1,050,000   BMC Software, Inc. (c)                          24,591,000
                                                             1,680,000   Cadence Design Systems, Inc. (c)                27,199,200
                                                             1,980,000   Compuware Corp. (c)                             13,840,200
                                                               440,000   Fair Isaac Corp.                                14,863,200
                                                               640,000   Sybase, Inc. (c)                                13,472,000
                                                                10,000   Synopsys, Inc. (c)                                 179,000
                                                                                                                     --------------
                                                                                                                        121,733,600
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Information Technology                   402,898,500
-----------------------------------------------------------------------------------------------------------------------------------
Materials - 3.6%         Chemicals - 0.0%                            3   Tronox, Inc. Class B                                    39
                         ----------------------------------------------------------------------------------------------------------
                         Metals & Mining - 2.8%                330,000   Carpenter Technology Corp.                      32,472,000
                                                               750,000   Nucor Corp.                                     39,877,500
                                                               190,000   United States Steel Corp. (d)                   11,983,300
                                                                                                                     --------------
                                                                                                                         84,332,800
                         ----------------------------------------------------------------------------------------------------------
                         Paper & Forest Products - 0.8%        960,000   MeadWestvaco Corp.                              25,075,200
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Materials                                109,408,039
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunication        Diversified Telecommunication       4,620,000   Qwest Communications International
Services - 1.2%          Services - 1.2%                                 Inc. (c)(d)                                     36,913,800
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Telecommunication Services                36,913,800
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks
                                                                         (Cost - $2,711,313,211) - 100.0%             3,043,236,039
-----------------------------------------------------------------------------------------------------------------------------------

                                                            Beneficial
                                                              Interest   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                          $ 10,653,558   Merrill Lynch Liquidity Series, LLC
                                                                         Cash Sweep Series I, 5.07% (a)(e)               10,653,558
                                                           525,503,600   Merrill Lynch Liquidity Series, LLC
                                                                         Money Market Series, 5.33% (a)(b)(e)           525,503,600
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Short-Term Securities
                                                                         (Cost - $536,157,158) - 17.6%                  536,157,158
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Investments
                                                                         (Cost - $3,247,470,369*) - 117.6%            3,579,393,197

                                                                         Liabilities in Excess of
                                                                         Other Assets - (17.6%)                        (534,597,408)
                                                                                                                     --------------
                                                                         Net Assets - 100.0%                         $3,044,795,789
                                                                                                                     ==============

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 3,252,133,573
                                                                ===============
      Gross unrealized appreciation                             $   392,062,160
      Gross unrealized depreciation                                 (64,802,536)
                                                                ---------------
      Net unrealized appreciation                               $   327,259,624
                                                                ===============

Master Large Cap Value Portfolio of Master Large Cap Series Trust
Schedule of Investments as of July 31, 2006

(a) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ----------------------------------------------------------------------------------------------------
      Affiliate                                                        Net Activity        Interest Income
      ----------------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I          $   2,129,629       $     659,094
      Merrill Lynch Liquidity Series, LLC Money Market Series          $ 437,216,600       $     169,246
      ----------------------------------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.
(c)   Non-income producing security.
(d)   Security, or a portion of security, is on loan.
(e)   Represents the current yield as of July 31, 2006.
o For Portfolio compliance purposes, the Portfolio's sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease. Sectors and industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Large Cap Value Fund and Master Large Cap Value Portfolio


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Large Cap Value Fund and Master Large Cap Value Portfolio

Date: September 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Large Cap Value Fund and Master Large Cap Value Portfolio

Date: September 20, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Large Cap Value Fund and Master Large Cap Value Portfolio

Date: September 20, 2006